Segmentation (Tables)	12 Months Ended
Dec. 31, 2022
Segmentation [Abstract]
Summary of the amount of revenue from these customers	The amount of revenue from the major customers can be broken down as follows:

(in €‘000)	2022	2021	2020
Customer A	1,066	23,974	10,702
Customer B	647	663	6,566
Customer C	—	1,119	5,065
Customer D	51,424	24,566	—
Total	53,137	50,322	22,333

Summary of the amount of revenue from external customers
The Company is domiciled in the Netherlands. The amount of revenue from external customers, based on the locations of the customers, can be broken down by country as follows:

(in €‘000)	2022	2021	2020
The Netherlands	46,302	29,689	16,369
Belgium	10,692	4,358	2,874
Germany	15,045	14,477	13,465
France	55,815	32,098	8,285
Other	6,046	5,669	3,256
Total	133,900	86,291	44,249

Summary of the amount of total non-current assets
The amount of total non-current assets, based on the locations of the assets, can be broken down by country as follows:

(in €‘000)	December 31, 2022	December 31, 2021
The Netherlands	109,851	59,047
Belgium	8,778	7,049
Germany	43,510	13,568
France	32,675	357
Other	12,369	209
Total	207,183	80,230